Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Costs
Interest on lease liability (note 16)	$ 1,412,796	$ 1,387,612	$ 318,957
Finance costs on term loans	4,002,772	5,564,311	647,969
Bank charges	314,967
Total	$ 5,730,535	$ 6,951,923	$ 966,926